FINANCING RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2016
FINANCING RECEIVABLES
Financing receivables, net of allowances for credit losses, including residual values

($ in millions)

At December 31:	2016	2015
Current
Net investment in sales-type and direct financing leases	$2,909	$3,057
Commercial financing receivables	9,706	8,948
Client loan and installment payment receivables (loans)	6,390	7,015

Total	$19,006	$19,020

Noncurrent
Net investment in sales-type and direct financing leases	$3,950	$4,501
Client loan and installment payment receivables (loans)	5,071	5,512

Total	$9,021	$10,013

Schedule of financing receivables and allowance for credit losses by portfolio segment

($ in millions)

	Major	Growth
At December 31, 2016:	Markets	Markets	Total
Financing receivables
Lease receivables	$5,013	$1,323	$6,336
Loan receivables	9,148	2,589	11,737
Ending balance	$14,161	$3,912	$18,073
Collectively evaluated for impairment	$14,119	$3,646	$17,765
Individually evaluated for impairment	$43	$266	$309
Allowance for credit losses
Beginning balance at January 1, 2016
Lease receivables	$25	$188	$213
Loan receivables	83	293	377

Total	$109	$481	$590

Write-offs	(59)	(176)	(235)
Provision	7	51	58
Other	0	(3)	(3)
Ending balance at December 31, 2016	$57	$353	$410
Lease receivables	$6	$127	$133
Loan receivables	$51	$225	$276
Collectively evaluated for impairment	$30	$98	$128
Individually evaluated for impairment	$27	$255	$281

($ in millions)

	Major	Growth
At December 31, 2015:	Markets	Markets	Total
Financing receivables
Lease receivables	$5,517	$1,524	$7,041
Loan receivables	9,739	3,165	12,904
Ending balance	$15,256	$4,689	$19,945
Collectively evaluated for impairment	$15,180	$4,227	$19,406
Individually evaluated for impairment	$76	$462	$539
Allowance for credit losses
Beginning balance at January 1, 2015
Lease receivables	$32	$133	$165
Loan receivables	79	317	396

Total	$111	$450	$561

Write-offs	(14)	(48)	(62)
Provision	20	122	141
Other	(8)	(43)	(51)
Ending balance at December 31, 2015	$109	$481	$590
Lease receivables	$25	$188	$213
Loan receivables	$83	$293	$377
Collectively evaluated for impairment	$43	$36	$79
Individually evaluated for impairment	$65	$445	$511

Schedule of recorded investment in financing receivables which are on non-accrual status

($ in millions)

At December 31:	2016	2015
Major markets	$2	$2
Growth markets	38	63

Total lease receivables	$40	$65

Major markets	$19	$13
Growth markets	127	91

Total loan receivables	$145	$104

Total receivables	$185	$168

Schedule of impaired client loan receivables

($ in millions)

	Recorded	Related
At December 31, 2016:	Investment	Allowance
Major markets	$31	$28
Growth markets	191	185

Total	$223	$213

($ in millions)

	Recorded	Related
At December 31, 2015:	Investment	Allowance
Major markets	$50	$47
Growth markets	297	284

Total	$347	$331

($ in millions)

			Interest
			Income
	Average	Interest	Recognized
For the year ended	Recorded	Income	on Cash
December 31, 2016:	Investment	Recognized	Basis
Major markets	$55	$0	$—
Growth markets	284	0	—

Total	$339	$0	$—

($ in millions)

			Interest
			Income
	Average	Interest	Recognized
For the year ended	Recorded	Income	on Cash
December 31, 2015:	Investment	Recognized	Basis
Major markets	$51	$0	$—
Growth markets	315	0	—

Total	$367	$0	$—

Schedule of net recorded investment by credit quality indicator

Lease Receivables

($ in millions)

	Major	Growth
At December 31, 2016:	Markets	Markets
Credit rating
Aaa – Aa3	$496	$44
A1 – A3	1,162	181
Baa1 – Baa3	1,381	140
Ba1 – Ba2	1,144	246
Ba3 – B1	566	313
B2 – B3	271	163
Caa – D	26	69

Total	$5,047	$1,156

Loan Receivables

($ in millions)

	Major	Growth
At December 31, 2016:	Markets	Markets
Credit rating
Aaa – Aa3	$904	$87
A1 – A3	2,117	355
Baa1 – Baa3	2,515	274
Ba1 – Ba2	2,084	483
Ba3 – B1	1,031	613
B2 – B3	494	320
Caa – D	48	135

Total	$9,193	$2,268

Lease Receivables

($ in millions)

	Major	Growth
At December 31, 2015:*	Markets	Markets
Credit rating
Aaa – Aa3	$535	$34
A1 – A3	1,318	142
Baa1 – Baa3	1,486	343
Ba1 – Ba2	1,208	309
Ba3 – B1	510	243
B2 – B3	401	189
Caa – D	33	76

Total	$5,492	$1,336

* Reclassified to conform to 2016 presentation

Loan Receivables

($ in millions)

	Major	Growth
At December 31, 2015:*	Markets	Markets
Credit rating
Aaa – Aa3	$941	$73
A1 – A3	2,318	305
Baa1 – Baa3	2,613	738
Ba1 – Ba2	2,125	664
Ba3 – B1	897	522
B2 – B3	705	406
Caa – D	58	164

Total	$9,656	$2,872

* Reclassified to conform to 2016 presentation

Schedule of past due financing receivables

($ in millions)

		Fully	<90 Days		Recorded
	Total	Reserved	or Unbilled	Total	Investment
	Past Due	Financing	Financing	Financing	>90 Days and
At December 31, 2016:	> 90 Days(1)	Receivables	Receivables	Receivables	Accruing(2)
Major markets	$8	$11	$4,994	$5,013	$34
Growth markets	23	78	1,222	1,323	77

Total lease receivables	$31	$89	$6,216	$6,336	$111

Major markets	$15	$5	$9,129	$9,148	$62
Growth markets	16	177	2,396	2,589	80

Total loan receivables	$31	$182	$11,524	$11,737	$141

Total	$62	$271	$17,740	$18,073	$253

(1)	Only the portion of a financing receivable which is greater than 90 days past due, excluding amounts that are fully reserved.
(2)	At a contract level, which includes total billed and unbilled amounts for aged financing receivables greater than 90 days

($ in millions)

		Fully	<90 Days		Recorded
	Total	Reserved	or Unbilled	Total	Investment
	Past Due	Financing	Financing	Financing	>90 Days and
At December 31, 2015:*	> 90 Days(1)	Receivables	Receivables	Receivables	Accruing(2)
Major markets	$5	$33	$5,479	$5,517	$108
Growth markets	30	140	1,355	1,524	60

Total lease receivables	$35	$173	$6,834	$7,041	$168

Major markets	$7	$35	$9,696	$9,739	$134
Growth markets	31	309	2,825	3,165	86

Total loan receivables	$38	$344	$12,521	$12,904	$220

Total	$73	$517	$19,355	$19,945	$388

(1)	Only the portion of a financing receivable which is greater than 90 days past due, excluding amounts that are fully reserved.
(2)	At a contract level, which includes total billed and unbilled amounts for aged financing receivables greater than 90 days
*	Reclassified to conform to 2016 presentation